Risk Report - Credit Risk Management - IFRS 9 Impaiment Forward-looking Information - Parenthetical information (Detail: Text Values)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
CRM IFRS 9 Impairment Forward-looking information [Abstract]
Process-related Stage 2 increase in allowance for credit losses [Text value]	€ 60,000,000
Refinement of its forward-looking information model increase in allowance for credit losses [text value]	31,000,000
Group Allowances for Credit Losses (in mn) [text value]	€ 5,400,000,000
Stage 2 Triggers: Stage 1 borrowers were to instantaneously move to Stage 2 (in %) [text value]	0.44	0.41
Stage 3 LGD setting: allowance for credit losses in Stage 3 for the homogeneous portfolios [text value]	€ 2,200,000,000	€ 1,900,000,000
Increase in LGD for homogeneous portfolios in %	0.01
Stage 3 LGD setting: LGD increase on Stage 3 ECL [text value]	€ 20,000,000